Trade Receivables - Summary of Evolution of the Provision for Doubtful Trade Receivables (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current [member]
Disclosure Evolution Of the Provision For Doubtful Trade Receivables [line items]
Balance at beginning of year	$ 76	$ 102	$ 125
Increases charged to expenses	20	21	39
Decreases charged to income	(2)	(7)	(19)
Applications due to utilization	(3)	(7)	(25)
Net exchange and translation differences	(42)	(29)	(14)
Result from net monetary position	(2)	(4)	(4)
Balance at end of period	47	76	102
Non current [member]
Disclosure Evolution Of the Provision For Doubtful Trade Receivables [line items]
Balance at beginning of year	55	95	105
Increases charged to expenses	0	0	10
Net exchange and translation differences	(43)	(40)	(20)
Balance at end of period	$ 12	$ 55	$ 95